NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectus and Summary Prospectuses, each dated May 1, 2020, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

(the “Fund)

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75%, 0.50% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses	0.16%	0.16%	0.07%	0.16%[1]	0.16%	0.41%[2]
Total annual fund operating expenses	0.81%	1.56%	0.47%	0.81%	0.56%	1.06%
Fee waiver and/or expense reimbursement[3]	0.06%	0.06%	0.02%	0.06%	0.06%	0.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	1.50%	0.45%	0.75%	0.50%	1.00%

[1]	Other expenses are estimated for the current fiscal year.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75%, 0.50% and 1.00% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$498	$662	$845	$1,374
Class C	$253	$482	$839	$1,847
Class N	$46	$147	$259	$588
Class T	$325	$491	$678	$1,216
Class Y	$51	$168	$302	$691
Admin Class	$102	$326	$574	$1,284

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$153	$482	$839	$1,847

NATIXIS OAKMARK INTERNATIONAL FUND

(the “Fund”)

Effective July 1, 2020, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[2]	0.22%	0.22%	0.26%	0.22%[3]	0.22%
Total annual fund operating expenses	1.24%	1.99%	1.03%	1.24%	0.99%
Fee waiver and/or expense reimbursement[4,5]	0.04%	0.04%	0.14%	0.04%	0.04%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.20%	1.95%	0.89%	1.20%	0.95%

[1]	Management fees have been restated to reflect the current management fees, effective July 1, 2019.
[2]	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%.
[3]	Other expenses are estimated for the current fiscal year.
[4]

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$690	$939	$1,210	$1,982
Class C	$298	$617	$1,066	$2,311
Class N	$91	$302	$543	$1,236
Class T	$369	$626	$907	$1,706
Class Y	$97	$308	$540	$1,206

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$198	$617	$1,066	$2,311

VAUGHAN NELSON SMALL CAP VALUE FUND

(the “Fund”)

Effective July 1, 2020, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%	0.90%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.32%	0.33%	10.90%	0.32%[1]	0.33%
Acquired Fund Fees and Expenses[2]	0.04%	0.04%	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.51%	2.27%	11.84%	1.51%	1.27%
Fee waiver and/or expense reimbursement[3,4]	0.17%	0.18%	10.80%	0.17%	0.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.34%	2.09%	1.04%	1.34%	1.09%

[1]	Other expenses are estimated for the current fiscal year.
[2]

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[3]

The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through April 30, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waivers and/or reimbursements will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:

	1 year	3 years	5 years	10 years
Class A	$704	$995	$1,323	$2,247
Class C	$312	$677	$1,184	$2,579
Class N	$106	$1,619	$3,805	$8,087
Class T	$383	$685	$1,024	$1,980
Class Y	$111	$369	$665	$1,504

If shares are not redeemed:

	1 year	3 years	5 years	10 years
Class C	$212	$677	$1,184	$2,579

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Prospectuses and Summary Prospectuses, each dated February 1, 2020, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES CORE PLUS BOND FUND

(the “Fund”)

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T, and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.16%	0.16%	0.07%	0.16%[1]	0.16%
Total annual fund operating expenses	0.73%	1.48%	0.39%	0.73%	0.48%
Fee waiver and/or expense reimbursement[2]	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%	1.48%	0.39%	0.73%	0.48%

[1]	Other expenses are estimated for the current fiscal year.

[2]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated

and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$496	$648	$814	$1,293
Class C	$251	$468	$808	$1,768
Class N	$40	$125	$219	$493
Class T	$323	$478	$646	$1,134
Class Y	$49	$154	$269	$604

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$151	$468	$808	$1,768

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

(the “Fund”)

Effective July 1, 2020, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($500 million) from 0.375% to 0.325%, to reduce the fee rate on assets above $500 million from 0.35% to 0.30%, and to eliminate the second breakpoint. Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%

Other expenses	0.18%	0.18%	0.11%	0.18%[2]	0.18%
Total annual fund operating expenses	0.75%	1.50%	0.43%	0.75%	0.50%
Fee waiver and/or expense reimbursement[3,4]	0.00%	0.00%	0.02%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.75%	1.50%	0.41%	0.75%	0.50%

[1]

The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of July 1, 2020, as if such reduction had been in effect during the fiscal year ended September 30, 2019. The information has been restated to better reflect anticipated expenses of the Fund.

[2]	Other expenses are estimated for the current fiscal year.

[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]

Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through January 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example for Class N is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the dates noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$300	$459	$633	$1,134
Class C	$253	$474	$818	$1,791
Class N	$42	$135	$238	$539
Class T	$325	$484	$657	$1,157
Class Y	$51	$160	$280	$628

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$153	$474	$818	$1,791

LOOMIS SAYLES STRATEGIC INCOME FUND

(the “Fund”)

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00%, 0.75% and 1.25% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y	Admin Class
Management fees	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%	0.25%
Other expenses[1]	0.15%	0.15%	0.07%	0.15%[2]	0.15%	0.39%[3]
Total annual fund operating expenses	0.96%	1.71%	0.63%	0.96%	0.71%	1.20%
Fee waiver and/or expense reimbursement[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.96%	1.71%	0.63%	0.96%	0.71%	1.20%

[1]	Other expenses include acquired fund fees and expenses of less than 0.01%.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Other expenses include an administrative services fee of 0.24% for Admin Class shares.
[4]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.00%, 1.75%, 0.70%, 1.00%, 0.75% and 1.25% of the Fund’s average daily net assets for Class A, C, N, T, Y and Admin Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T, Y and Admin Class shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$519	$718	$933	$1,553
Class C	$274	$539	$928	$2,019
Class N	$64	$202	$351	$786
Class T	$345	$548	$768	$1,399
Class Y	$73	$227	$395	$883
Admin Class	$122	$381	$660	$1,455

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$174	$539	$928	$2,019

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Statement of Additional Information, dated May 1, 2020, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Investment Grade Bond Fund

Natixis Oakmark International Fund

Vaughan Nelson Small Cap Value Fund

(each , a “Fund”)

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Effective July 1, 2020, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.75%, 1.50%, 0.45%, 0.75%, 0.50% and 1.00% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through April 30, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Investment Grade Bond Fund*
Class A	0.75%	July 1, 2020
Class C	1.50%	July 1, 2020
Class N	0.45%	July 1, 2020
Class T	0.75%	July 1, 2020
Class Y	0.50%	July 1, 2020
Admin Class	1.00%	July 1, 2020

* Natixis Advisors, L.P. (“Natixis Advisors”) will bear a portion of the waiver and/or expense reimbursement. The Natixis Advisors portion of the waiver and/or expense reimbursement will be equal to the ratio of the Natixis Advisors Support Services Fee divided by the management fee earned by Loomis Sayles.

NATIXIS OAKMARK INTERNATIONAL FUND

Effective July 1, 2020, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.20%, 1.95%, 0.90%, 1.20% and 0.95% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Natixis Oakmark International Fund**
Class A	1.20%	July 1, 2020
Class C	1.95%	July 1, 2020
Class N	0.90%	July 1, 2020
Class T	1.20%	July 1, 2020
Class Y	0.95%	July 1, 2020

** Harris Associates L.P. (“Harris Associates”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

VAUGHAN NELSON SMALL CAP VALUE FUND

Effective July 1, 2020, Natixis Advisors, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.30%, 2.05%, 1.00%, 1.30% and 1.05% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through April 30, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Vaughan Nelson Small Cap Value Fund***
Class A	1.30%	July 1, 2020
Class C	2.05%	July 1, 2020
Class N	1.00%	July 1, 2020
Class T	1.30%	July 1, 2020
Class Y	1.05%	July 1, 2020

*** Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”) and Natixis Advisors have agreed to bear the fee waiver and/or expense reimbursement jointly on a pro rata basis relative to their advisory and sub-advisory fees, respectively.

NATIXIS FUNDS

Supplement dated June 5, 2020 to the Natixis Funds Statement of Additional Information, dated February 1, 2020, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund

Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Strategic Income Fund

(each, a “Fund”)

LOOMIS SAYLES CORE PLUS BOND FUND

Effective July 1, 2020, Loomis, Sayles & Company, L.P. (“Loomis Sayles”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through January 31, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Core Plus Bond Fund*
Class A	0.75%	July 1, 2020
Class C	1.50%	July 1, 2020
Class N	0.45%	July 1, 2020
Class T	0.75%	July 1, 2020
Class Y	0.50%	July 1, 2020

*Loomis Sayles and Natixis Advisors, L.P. have agreed to equally bear the fee waiver and/or expense reimbursement for the Fund.

LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND

Effective July 1, 2020, the Fund’s Board of Trustees approved a proposal to reduce the management fee rate on assets below the first breakpoint ($500 million) from 0.375% to 0.325%, to reduce the fee rate on assets above $500 million from 0.35% to 0.30%, and to eliminate the second breakpoint. The table regarding advisory fee rates within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Advisory Fee Payable by Fund to Loomis Sayles (as a % of average daily net assets of the Fund)
Limited Term Government and Agency Fund	0.325% of the first $500 million 0.300% thereafter

Effective July 1, 2020, Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.75%, 1.50%, 0.45%, 0.75% and 0.50% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively. This undertaking is in effect through January 31, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Limited Term Government and Agency Fund
Class A	0.75%	July 1, 2020
Class C	1.50%	July 1, 2020
Class N	0.45%	July 1, 2020
Class T	0.75%	July 1, 2020
Class Y	0.50%	July 1, 2020

LOOMIS SAYLES STRATEGIC INCOME FUND

Effective July 1, 2020, Loomis Sayles has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.00%, 1.75%, 0.70%, 1.00%, 0.75% and 1.25% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T, Class Y and Admin Class shares, respectively. This undertaking is in effect through January 31, 2022. Accordingly, the table regarding expense limits within the sub-section “Advisory Fees” in the section “Fund Charges and Expenses” is amended with respect to the Fund as follows:

Fund	Expense Limit	Date of Undertaking
Strategic Income Fund
Class A	1.00%	July 1, 2020
Class C	1.75%	July 1, 2020
Class N	0.70%	July 1, 2020
Class T	1.00%	July 1, 2020
Class Y	0.75%	July 1, 2020
Admin Class	1.25%	July 1, 2020